COMBINED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 2,145	$ 393
Investments	28,098	4,943
Accrued investment income	341	21
Premiums due and other receivables	436	0
Reinsurance funds withheld	5,610	4,650
Derivative assets	44	146
Deferred tax asset	531	20
Property and equipment	194	2
Prepaid pension	154	0
Equity accounted investments	1,673	344
Deferred acquisition cost	1,732	776
Reinsurance assets	570	169
Investment properties	562	0
Other assets	262	29
Goodwill	102	0
Separate account assets	1,045	0
Total assets	43,499	11,493
Liabilities
Future policy benefits	15,771	8,497
Policyholders' account balances	14,310	0
Policy and contract claims	1,786	0
Unearned premiums	1,086	0
Due to related parties	309	467
Reinsurance payable	90	75
Derivative liabilities	38	1
Other policyholder funds	322	0
Notes payable	151	0
Corporate borrowings	2,160	693
Subsidiary borrowings	1,492	0
Deferred revenue	78	82
Liabilities issued to reinsurance entities	151	167
Funds withheld liabilities	10	12
Preferred shares	2,512	0
Other liabilities	731	64
Separate account liabilities	1,045	0
Total liabilities	42,042	10,058
Equity
Non-controlling interests	8	0
Total equity	1,457	1,435
Total liabilities and equity	43,499	11,493
Class A exchangeable and Class B
Equity
Equity	432	539
Class C
Equity
Equity	$ 1,017	$ 896